OneAmerica Money Market Portfolio
OneAmerica Money Market Portfolio
Investment Objective:
To provide current income while preserving assets and maintaining liquidity and investment quality.
Fees and Expenses of the Portfolio:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect charges and fees associated with a separate account that invests in the Portfolio or any insurance contract for which the Portfolio is an investment option. If such charges and fees were included, the fees and expenses shown below would be higher.

Annual Portfolio Operating Expenses as of December 31, 2012 (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses OneAmerica Money Market Portfolio	Class O	Advisor Class
Management Fees	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	none	0.30%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.53%	0.83%

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5 percent return each year and that the Portfolio's operating expenses remain the same. If separate account and/or insurance contract fees and charges were reflected, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example OneAmerica Money Market Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class O	54	170	296	663
Advisor Class	85	264	459	1,021

Principal Investment Strategies:

The Portfolio invests in high quality, short-term money market instruments that the Investment Adviser has determined present minimal credit risk. The Portfolio invests only in money market instruments denominated in U.S. dollars that mature in 397 calendar days or less from the date of purchase, as calculated under Rule 2a-7 under the Investment Company Act. The Investment Adviser determines whether a money market instrument has the required minimal credit risk under procedures adopted by the Fund's Board of Directors ("Board").

Examples of money market instruments that may be bought by the Portfolio include (without limitation): U.S. Government securities, other money market funds, repurchase agreements that mature in seven (7) days or less with Federal Reserve System banks or with dealers in U.S. Government securities, reverse repurchase agreements, certificates of deposit and other obligations of banks or depositories, fixed income securities, commercial paper, and variable floating rate notes and master notes.

Principal Risks of Investing in the Portfolio:

An investment in the Money Market Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of its investment at $1.00 per share, it is possible to lose principal by investing in the Portfolio. Additional risks are:

•  Credit Risk. The Portfolio, like all money market portfolios, must invest exclusively in high quality debt securities. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all of the interest payments. If the credit quality of a fixed income security deteriorates below the two highest credit rating categories after the Portfolio has purchased the security, the Portfolio may be required to dispose of the security.

•  Interest Rate Risk. Even with the short-term investments made by the Portfolio, there is the risk that changes in interest rates will affect the value of the Portfolio's investments or cause the Portfolio to pay less interest than is currently available from other money market instruments. Investments in fixed income securities generally will change in value inversely with changes in interest rates. However, fixed income securities with shorter terms to maturity, like those in which the Portfolio invests, typically demonstrate smaller changes in value in response to changes in interest rates than do longer-term securities.

•  Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the general economic or political conditions or to the issuer, such as management performance, financial leverage, operating leverage and reduced demand for the issuer's goods or services.

Performance Information:

The bar chart and tables below provide some indication of the risks of investing in the Money Market Portfolio. The bar chart shows changes in the Portfolio's performance from year to year for the last ten (10) years. Performance numbers shown in the Average Annual Total Returns table demonstrate the average annual total return of the Portfolio as of December 31, 2012, compared to the return on 90-Day Treasury Bills for one (1), five (5), and ten (10) years. Performance information for the Advisor Class shares prior to March 31, 2003 represents performance for the Portfolio's Class O shares, adjusted to reflect distribution and/or service (12b-1) fees and other expenses paid by the Advisor Class shares. Although Class O and the Advisor Class shares would have similar annual returns (because all the Portfolio's shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Class O performance because of the lower expenses paid by Class O shares. The information does not reflect charges and fees associated with a separate account that invests in the Portfolio or any insurance contract for which the Portfolio is an investment option. These charges and fees will reduce returns. The Portfolio's past performance is not necessarily indicative of how the Portfolio will perform in the future.

Annual Returns, Class O Shares (by calendar year 2003-2012)

Highest/Lowest quarterly results during this time period for the Class O shares were: Highest: 1.2 percent (quarter ended December 31, 2006) Lowest: 0.0 percent (quarter ended December 31, 2009)
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Returns OneAmerica Money Market Portfolio	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class O	none	0.45%	1.57%
Advisor Class	none	0.37%	1.38%
90-Day Treasury Bill	0.11%	0.52%	1.78%

For the seven (7) day period ended December 31, 2012, the current yield for the Portfolio was 0.0 percent and the effective yield was 0.0 percent.